Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents is as follows:

Description	2017	2016

Cash	170	110
Bank account	44,123	2,861
Bank Deposit Certificates (a)	40,394	28,112
Total	84,687	31,083

(a)
Refers to highly-liquid Bank Deposit Certificates (CDBs) under repurchase agreements with returns substantially tied to a variation ranging between 90.0% and 102.0% of the Brazilian Interbank Deposit Certificate (CDI) rate.